Customer Contract Related Balances - Schedule of Trade Receivables, Customer Finance, Contract Assets and Contract Liabilities (Detail) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Abstract]
Customer ﬁnance credits	kr 3,756	kr 2,884
Trade receivables	43,069	51,172	kr 48,105
Contract assets	12,171	13,178	13,120
Contract liabilities	kr 29,041	kr 29,348	kr 29,076